Operating Assets and Liabilities - Intangible Assets (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Cost at beginning of period	kr 470
Cost at end of period	338	kr 470
Licenses, Rights and Patents
Intangible Assets
Cost at beginning of period	470
Cost at end of period	338	470
Licenses, Rights and Patents | Cost
Intangible Assets
Cost at beginning of period	897	798
Additions for the year		99
Disposals for the year	(5)
Exchange rate adjustment	(1)
Cost at end of period	891	897
Licenses, Rights and Patents | Accumulated amortization and impairment
Intangible Assets
Cost at beginning of period	(427)	(328)
Amortization for the year	(109)	(99)
Disposals for the year	5
Cost at end of period	(553)	kr (427)
Impairment loss on intangibles	kr (22)